Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As of March 31,
	2023	2022
Cash at bank	9,352,538	21,756